Summary of Notes Payable (Details) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Debt Instrument [Line Items]
Beginning balance	$ 1,590,274
Debt acquired in acquisition			67,262
Amortization of debt discount	138,972	50,372	332,021	$ 638,194
Ending balance			1,590,274
Proceeds		402,050	1,547,000	1,252,805
Repayments	(3,236)		(23,988)
Related Party [Member]
Debt Instrument [Line Items]
Beginning balance	20,149
Amortization of debt discount	20,149		53,639
Ending balance	40,298		20,149
Repayments			(33,490)
Notes Payable Payables [Member]
Debt Instrument [Line Items]
Beginning balance	1,590,274
Proceeds			1,547,000
Repayments	(3,236)		(23,988)
Debt acquired in acquisition			67,262
Debt acquired in acquisition - net - Rancho Mirage	1,709,673
Settlement of pre-existing debt of target acquisition	(1,547,000)
Amortization of debt discount	28,958
Ending balance	5,002,385		1,590,274
Proceeds	1,547,000
Repayments	(3,236)		$ (23,988)
Notes Payable Payables [Member] | Related Party [Member]
Debt Instrument [Line Items]
Debt acquired in acquisition - net - Victorville	3,223,716
Debt acquired in acquisition - net - Rancho Mirage	$ 1,709,673